EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2019
EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS [abstract]
Disclosure of equity investments and other financial assets
19.	EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS

(i)	Equity investments

	2018 (restated)	2019
Non-current:
Publicly traded investments
Equity investment in MEG Energy Corporation ("MEG") classified at FVTOCI (1)	1,110	1,127
	1,110	1,127
Non-publicly traded investments
Private equity fund in Kerogen Energy Fund classified at FVTOCI (2)	2,938	1,778
Other equity investments classified at FVTOCI	18	31
	2,956	1,809
	4,066	2,936

(1)

MEG is principally engaged in the exploitation and production of oil sands. The investment in MEG is designated by the Group as at FVTOCI. As at December 31, 2019, the investment in MEG was stated at the quoted market price.

(2)	Kerogen Energy Fund is principally engaged in the investment in the oil and gas industry. The equity investment in Kerogen Energy Fund is designated by the Group as at FVTOCI.

(ii)	Other financial assets

	2018	2019
Current:
Publicly traded investments classified at FVTPL:
Money market funds (1)	19,366	6,660

Non-publicly traded investments classified at FVTPL:
Corporate wealth management products (2)	105,917	107,853

	125,283	114,513

(1)	The money market funds can be redeemed at any time.

(2)	The corporate wealth management products will mature from January 8, 2020 to October 14, 2020 (2018: from January 8, 2019 to November 20, 2019).

The gains of the Group's other financial assets recognized in the profit or loss for the year was RMB4,603 million (2018: RMB3,685 million , 2017: RMB2,409 million ).

During the year, the fair value changes on the Group's equity investments recognized directly in other comprehensive expense amounted to RMB1,167 million (2018: other comprehensive income RMB278 million, 2017: other comprehensive expense RMB542 million).